JOINT COLLABORATION AGREEMENT	12 Months Ended
Dec. 31, 2014
JOINT COLLABORATION AGREEMENT[Abstract]
JOINT COLLABORATION AGREEMENT

NOTE 4 - JOINT COLLABORATION AGREEMENT

As described in Note 1, the Company has entered into a joint collaboration agreement with a Swedish vegetable oil company. The joint collaboration agreement's initial term ends on December 31, 2016. Thereafter the agreement will be automatically extended for consecutive periods of three years, unless terminated by a notice of either party at least 12 months prior to its expiration. Under the joint collaboration agreement and two related supply agreements entered into between the parties, the activities of the joint operations are allocated as follows:

The Company has the responsibility for production of the enzyme, research and development, marketing and business development activities. The Partner has responsibility for the supply chain (purchase and procurement of raw materials, managing stock, delivery and collection).

Advanced Lipids operates as a low risk distributor of the joint collaboration. The Company recognizes revenues from its sales to the Partner only upon sale by Advanced Lipids to its customers. As described in Note 1e, the Company accounts for its investment in Advanced Lipids using the equity method of accounting and recognizes its 50% proportionate share of the profit or loss of Advanced Lipids. For the years ended December 31, 2014, 2013 and 2012, sales of the Company through this joint collaboration amounted to $13,280,000, $16,666,000 and $8,183,000, respectively. At December 31, 2014 and 2013, the receivable balance was $2,321,000 and $5,370,000, respectively.

In May 2014, AAK submitted a request for arbitration against the Company seeking a declaration that the Company breached the confidentiality provisions of the agreement by disclosing confidential information of the joint venture in its registration statement for its IPO, as well as a declaration regarding the correct interpretation of certain provisions of the joint venture agreement. AAK's statement of claim does not state a measure of damages, seek termination of the joint venture agreement or seek to determine what harm, if any, was caused to AL or AAK. On December 12, 2014, the Company submitted its answer to AAK's arbitration request rejecting AAK's allegations and including also a counter claim, in which the Company is seeking monetary damages from AAK due to various breaches of the joint collaboration agreement by AAK. On January 23, 2015, AAK submitted its statement of defense with respect to the Company's counterclaims. The arbitration hearing is scheduled for June 2015, and an award is expected by no later than December 31, 2015. The outcome of this arbitration is inherently uncertain. Any such proceedings could be disruptive to the joint venture's activities and require significant attention from management.